UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-3120

Exact name of registrant as specified in charter:    Delaware Group Tax-Free
                                                     Money Fund

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             April 30

Date of reporting period:                            July 31, 2006





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Schedule of Investments (Unaudited)


Delaware Tax-Free Money Fund

July 31, 2006
                                                                                                     Principal           Market
                                                                                                     Amount              Value
Municipal Bonds - 29.33%
Education Bonds - 4.55%
Virginia Public School Authority Financing 1997 Series D 5.00% 8/1/06
     (State Aid Withholding)                                                                          $1,145,000         $1,145,000
                                                                                                                          _________

                                                                                                                          1,145,000
                                                                                                                          _________
Local General Obligation Bonds - 12.43%
Dallas County, Texas Series B 5.00% 8/15/06                                                              500,000            500,239
Eanes County, Texas Independent School District 4.00% 8/1/06 (PSF)                                       480,000            480,000
Lexington, Massachusetts Bond Anticipation Notes 4.25% 8/25/06                                           750,000            750,528
Milwaukee, Wisconsin Series T 5.25% 9/1/06                                                               810,000            810,889
Socorro County, Texas Independent School District 5.00% 8/15/06 (PSF)                                    585,000            585,281
                                                                                                                            _______

                                                                                                                          3,126,937
                                                                                                                          _________
$ Pre-Refunded Bonds - 0.41%
Sunrise, Florida Utility System Revenue Series A 5.75% 10/1/26-06 (AMBAC)                                100,000            101,402
                                                                                                                            _______

                                                                                                                            101,402
                                                                                                                            _______
State General Obligation Bonds - 11.94%
Alaska Series A 5.25% 8/1/06 (FSA)                                                                     1,500,000          1,500,000
New Hampshire Capital Improvement & Refunding 4.60% 9/1/06                                               500,000            500,271
Texas Series B 6.00% 10/1/06                                                                           1,000,000          1,003,566
                                                                                                                          _________

                                                                                                                          3,003,837
                                                                                                                          _________

Total Municipal Bonds (cost $7,377,176)                                                                                   7,377,176
                                                                                                                          _________

~ Variable Rate Demand Notes - 69.80%
Corporate Backed Revenue Bonds - 3.70%
New Glarus, Wisconsin Industrial Development Revenue (LSI Inc. - New Glarus Project)
     3.74% 12/1/23 (AMT) (LOC, U.S. Bank N.A.)                                                           930,000            930,000
                                                                                                                            _______

                                                                                                                            930,000
                                                                                                                            _______
Higher Education Revenue Bonds - 14.29%
Pennsylvania State University Series A 3.65% 4/1/31 (SPA, Chase Manhattan Bank)                        1,000,000          1,000,000
University of Delaware Revenue Series B 3.68% 11/1/26 (SPA, Landesbank Hessen)                         2,595,000          2,595,000
                                                                                                                          _________

                                                                                                                          3,595,000
                                                                                                                          _________
Hospital Revenue Bonds - 25.05%
Hawaii Pacific Health Special Purpose Revenue (Budget & Financing Department) Series B-2
     3.75% 7/1/33 (RADIAN) (SPA, Bank of Nova Scotia)                                                  1,000,000          1,000,000
New Castle, Pennsylvania Area Hospital Authority Revenue (Jameson Memorial Hospital)
     3.70% 7/1/26 (FSA) (SPA, PNC Bank N.A.)                                                           1,050,000          1,050,000
Northampton County, Pennsylvania Industrial Development Authority Revenue
     (First Mortgage - Kirkland Village) 3.65% 11/1/30 (LOC, Fleet National Bank)                      1,150,000          1,150,000
Philadelphia, Pennsylvania Authority Industrial Development Revenue (Newcourtland
     Elder Services Project)
     3.68% 3/1/27 (LOC, PNC Bank N.A.)                                                                   300,000            300,000
Vermont Educational & Health Buildings Financing Agency Revenue (Rutland Regional Medical Center)
     Series A 3.70% 4/1/32 (RADIAN) (SPA, Fleet National Bank)                                         1,100,000          1,100,000
Westmoreland (Health Systems - Excela Project)
     Series A 3.65% 7/1/27 (LOC, Wachovia Bank N.A.)                                                   1,700,000          1,700,000
                                                                                                                          _________

                                                                                                                          6,300,000
                                                                                                                          _________
Mulitifamily Housing Revenue Bonds - 9.76%
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue
     (Sunrise Vista Apartments) Series A 3.75% 6/1/31 (AMT) (LOC, Wells Fargo Bank N.A.)               1,500,000          1,500,000

Pittsburgh, Pennsylvania Urban Redevelopment Authority Revenue (Wood Street Commons Project)
     4.125% 12/1/16 (AMT) (LOC, Pittsburgh National Bank)                                                955,000            955,000
                                                                                                                          _________

                                                                                                                          2,455,000
                                                                                                                          _________
Municipal Lease Revenue Bonds - 3.98%
Kansas City, Missouri Municipal Assistance Revenue (Leasehold Improvement - H Roe)
     Series A 3.62% 4/15/34 (AMBAC) (SPA, Dexia Credit)                                                1,000,000          1,000,000
                                                                                                                          _________

                                                                                                                          1,000,000
                                                                                                                          _________
$ Pre-Refunded Bonds - 7.06%
Children's Trust Fund Series II-R-39 3.72% 7/1/20-10 (AMBAC) (LF, Citibank N.A.)                       1,775,000          1,775,000
                                                                                                                          _________

                                                                                                                          1,775,000
                                                                                                                          _________

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Transportation Revenue Bonds - 5.96%
Pennsylvania State Turnpike Commission Revenue Series C 3.65% 7/15/41
     (FSA) (SPA, JP Morgan Chase Bank)                                                                 1,500,000          1,500,000
                                                                                                                          __________

                                                                                                                          1,500,000
                                                                                                                          _________

Total Variable Rate Demand Notes (cost $17,555,000)                                                                      17,555,000
                                                                                                                         __________



Total Market Value of Securities - 99.13%
     (cost $24,932,176)!                                                                                                 24,932,176
Receivables and Other Assets Net of Liabilities (See Notes) - 0.87%                                                         219,401
                                                                                                                         __________

Net Assets Applicable to 25,155,756 Shares Outstanding - 100.00%                                                        $25,151,577
                                                                                                                        ___________


~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 2 in "Notes."

! Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FSA - Insured by Financial Security Assurance
LF - Liquidity Facility
LOC - Letter of Credit
PSF - Insured by Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
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________________________________________________________________________________


                                      Notes

1.  Significant  Accounting  Policies

    The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by
          Delaware Group Tax-Free Money Fund (the "Trust") - Delaware
                     Tax-Free Money Fund (the "Fund").

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.


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The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by the escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's ratings group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.


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Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


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                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Delaware Group Tax-Free Money Fund

PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006